GENERAL (POINTER DO BRASIL S.A. [Member])	12 Months Ended
Dec. 31, 2011
POINTER DO BRASIL S.A. [Member]
GENERAL
1.	GENERAL

Pointer do Brasil Commercial S.A. ("the Company") was incorporated in Sao Paulo and commenced operations in August 2008.   The Company acts as an operator by bundling its products together with a range of services, including stolen vehicle retrieval services and fleet management services.